Investment Objectives and Goals - Innovator Premium Income 15 Buffer ETF - October	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 15 Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from October 1, 2025 to September 30, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 5.97% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses.